CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock ATM Facility	Common Stock	Additional Paid-in Capital ATM Facility	Additional Paid-in Capital	Accumulated Other Comprehensive Loss Investments	Accumulated Deficit	ATM Facility	Total
Beginning balance (in shares) at Dec. 31, 2018		77,456,180
Beginning balance at Dec. 31, 2018		$ 77		$ 230,154		$ (186,024)		$ 44,207
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent						(107,500)		(107,500)
Share-based compensation				1,237				$ 1,237
Exercise of stock options (in shares)		89,812						90,000
Exercises of stock options				98				$ 98
Exercise of common stock warrants (in shares)		6,772,928
Exercises of common stock warrants		$ 7		5,474				5,481
Issuance of common stock and common stock warrants (in shares)	2,062,206	20,410,000
Issuance of common stock and common stock warrants	$ 2	$ 21	$ 1,934	27,812			$ 1,936	27,833
Ending balance (in shares) at Dec. 31, 2019		106,801,409
Ending balance at Dec. 31, 2019		$ 107		266,717		(293,524)		(26,700)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent						(22,397)		(22,397)
Share-based compensation				1,757				$ 1,757
Exercise of stock options (in shares)		12,000						12,000
Exercises of stock options				13				$ 13
Exercise of common stock warrants (in shares)		238,110
Exercises of common stock warrants				131				131
Issuance of common stock and common stock warrants (in shares)	33,369,942
Issuance of common stock and common stock warrants	$ 33		37,925				37,958
Ending balance (in shares) at Dec. 31, 2020		140,449,647
Ending balance at Dec. 31, 2020		$ 140		306,554		(315,921)		(9,227)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent						(55,512)		(55,512)
Share-based compensation				958				958
Exercise of stock options (in shares)		30,610
Exercises of stock options				39				39
Exercise of common stock warrants (in shares)		852,840
Exercises of common stock warrants		$ 1		468				469
Issuance of common stock and common stock warrants (in shares)	30,645,702
Issuance of common stock and common stock warrants	$ 31		72,512				72,543
Ending balance (in shares) at Mar. 31, 2021		171,978,799
Ending balance at Mar. 31, 2021		$ 172		380,531		(371,433)		9,270
Beginning balance (in shares) at Dec. 31, 2020		140,449,647
Beginning balance at Dec. 31, 2020		$ 140		306,554		(315,921)		(9,227)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent								(9,280)
Unrealized gain of investments								0
Ending balance (in shares) at Sep. 30, 2021		199,463,645
Ending balance at Sep. 30, 2021		$ 199		486,010		(325,201)		161,008
Beginning balance (in shares) at Dec. 31, 2020		140,449,647
Beginning balance at Dec. 31, 2020		$ 140		306,554		(315,921)		(9,227)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent						(336)		(336)
Share-based compensation				5,143				$ 5,143
Exercise of stock options (in shares)		33,610						34,000
Exercises of stock options				42				$ 42
Exercise of common stock warrants (in shares)		2,048,059						2,048,000
Exercises of common stock warrants		$ 2		1,124				$ 1,126
Issuance of common stock and common stock warrants (in shares)	56,932,329
Issuance of common stock and common stock warrants	$ 57		174,905				174,962
Ending balance (in shares) at Dec. 31, 2021		199,463,645
Ending balance at Dec. 31, 2021		$ 199		487,768	$ 0	(316,257)		171,710
Beginning balance (in shares) at Mar. 31, 2021		171,978,799
Beginning balance at Mar. 31, 2021		$ 172		380,531		(371,433)		9,270
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent						(25,442)		(25,442)
Share-based compensation				1,260				1,260
Issuance of common stock and common stock warrants (in shares)	16,482,152
Issuance of common stock and common stock warrants	$ 16		64,245				64,261
Ending balance (in shares) at Jun. 30, 2021		188,460,951
Ending balance at Jun. 30, 2021		$ 188		446,036		(396,875)		49,349
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent						71,674		71,674
Share-based compensation				1,168				1,168
Exercise of stock options (in shares)		3,000
Exercises of stock options				3				3
Exercise of common stock warrants (in shares)		1,195,219
Exercises of common stock warrants		$ 1		656				657
Issuance of common stock and common stock warrants (in shares)	9,804,475
Issuance of common stock and common stock warrants	$ 10		$ 38,147				$ 38,157
Unrealized gain of investments								0
Ending balance (in shares) at Sep. 30, 2021		199,463,645
Ending balance at Sep. 30, 2021		$ 199		486,010		(325,201)		161,008
Beginning balance (in shares) at Dec. 31, 2021		199,463,645
Beginning balance at Dec. 31, 2021		$ 199		487,768	0	(316,257)		171,710
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent						(807)		(807)
Share-based compensation				1,894				1,894
Ending balance (in shares) at Mar. 31, 2022		199,463,645
Ending balance at Mar. 31, 2022		$ 199		489,662	0	(317,064)		172,797
Beginning balance (in shares) at Dec. 31, 2021		199,463,645
Beginning balance at Dec. 31, 2021		$ 199		487,768	0	(316,257)		171,710
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent								$ (12,310)
Exercise of stock options (in shares)								0
Exercise of common stock warrants (in shares)								0
Unrealized gain of investments								$ (235)
Ending balance (in shares) at Sep. 30, 2022		202,757,012
Ending balance at Sep. 30, 2022		$ 202		493,629	(235)	(328,567)		165,029
Beginning balance (in shares) at Mar. 31, 2022		199,463,645
Beginning balance at Mar. 31, 2022		$ 199		489,662	0	(317,064)		172,797
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent						(31,960)		(31,960)
Share-based compensation				1,802				1,802
Unrealized gain of investments					(281)			(281)
Ending balance (in shares) at Jun. 30, 2022		199,463,645
Ending balance at Jun. 30, 2022		$ 199		491,464	(281)	(349,024)		142,358
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent						20,457		20,457
Share-based compensation (in shares)		3,293,367
Share-based compensation		$ 3		2,165				2,168
Unrealized gain of investments					46			46
Ending balance (in shares) at Sep. 30, 2022		202,757,012
Ending balance at Sep. 30, 2022		$ 202		$ 493,629	$ (235)	$ (328,567)		$ 165,029